FAIR VALUE MEASUREMENTS - Schedule of Fair Value Notes Payable Recorded Under Fair Value Option (Parenthetical) (Details)	Feb. 27, 2026
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reverse stock split	0.2
Subsequent Event [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reverse stock split	0.2